Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables
Schedule of trade receivables

	As of December 31,
in 000€	2025	2024	2023
Trade receivables	55,906	53,718	53,505
Allowance for doubtful accounts	(968)	(667)	(807)
Total	54,938	53,052	52,698

Schedule of changes in the allowance for doubtful accounts receivable in 000€
At January 1, 2023	(400)
Addition	(706)
Usage	122
Reversal	177
At December 31, 2023	(807)
Addition	(527)
Usage	249
Reversal	418
At December 31, 2024	(667)
Addition	(619)
Usage	115
Reversal	203
At December 31, 2025	(968)